Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF

October 31, 2025 (unaudited)

Security Description	Shares	Value

COMMON STOCKS - 99.2%

Communication Services - 6.4%
Alphabet, Inc. Class A	7,259	$2,041,158
Liberty Media Corp-Liberty Formula One Class C*	20,426	2,039,536
Meta Platforms, Inc. Class A	2,584	1,675,336
Netflix, Inc.*	1,761	1,970,313
Pinterest, Inc. Class A*	58,482	1,935,754
Spotify Technology SA*	2,971	1,946,956
TKO Group Holdings, Inc.	10,358	1,951,447
Walt Disney Co. (The)	17,390	1,958,462
Total Communication Services		15,518,962

Consumer Discretionary - 10.8%
Amazon.com, Inc.*	8,469	2,068,299
Burlington Stores, Inc.*	7,075	1,935,649
Carvana Co.*	5,361	1,643,361
Doordash, Inc. Class A*	7,427	1,889,206
eBay, Inc.	19,498	1,585,382
Garmin Ltd.	7,826	1,674,295
Las Vegas Sands Corp.	33,361	1,979,975
MercadoLibre, Inc. (Brazil)*	848	1,973,517
Ross Stores, Inc.	12,082	1,920,072
Royal Caribbean Cruises Ltd.	6,628	1,901,109
TJX Cos., Inc. (The)	13,481	1,889,227
Ulta Beauty, Inc.*	3,743	1,945,911
Williams-Sonoma, Inc.	9,726	1,890,151
Yum China Holdings, Inc. (China)	44,512	1,925,589
Total Consumer Discretionary		26,221,743

Consumer Staples - 2.3%
Costco Wholesale Corp.	2,101	1,914,956
Monster Beverage Corp.*	28,009	1,871,842
Walmart, Inc.	18,820	1,904,208
Total Consumer Staples		5,691,006

Energy - 0.8%
Baker Hughes Co.	40,569	1,963,945

Financials - 22.3%
Allstate Corp. (The)	10,174	1,948,524
American Express Co.	5,378	1,940,006
Aon PLC Class A	5,884	2,004,561
Arthur J Gallagher & Co.	7,258	1,810,798
Berkshire Hathaway, Inc. Class B*	4,033	1,925,919
Block, Inc.*	24,216	1,838,963
Charles Schwab Corp. (The)	20,688	1,955,430
Cincinnati Financial Corp.	12,795	1,977,979
CME Group, Inc.	7,290	1,935,422
Coinbase Global, Inc. Class A*	5,466	1,879,101
Hartford Insurance Group, Inc. (The)	15,825	1,965,149
Huntington Bancshares, Inc.	124,943	1,929,120
Interactive Brokers Group, Inc. Class A	28,283	1,989,992
LPL Financial Holdings, Inc.	5,664	2,137,084
Markel Group, Inc.*	1,056	2,085,104
Mastercard, Inc. Class A	3,431	1,893,878
Moody’s Corp.	3,956	1,900,067
Nasdaq, Inc.	22,074	1,887,106
Northern Trust Corp.	15,247	1,961,831
NU Holdings Ltd. Class A (Brazil)*	121,884	1,963,551
Raymond James Financial, Inc.	12,159	1,929,269
Regions Financial Corp.	80,001	1,936,024
Robinhood Markets, Inc. Class A*	13,276	1,948,651
Security Description	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
State Street Corp.	16,360	$1,892,198
Synchrony Financial	25,985	1,932,764
Travelers Cos., Inc. (The)	7,241	1,945,077
Visa, Inc. Class A	5,597	1,907,122
W R Berkley Corp.	26,740	1,907,632
Total Financials		54,328,322

Health Care - 9.4%
Boston Scientific Corp.*	19,230	1,936,846
Cencora, Inc.	5,785	1,954,231
Dexcom, Inc.*	28,046	1,632,838
Edwards Lifesciences Corp.*	23,623	1,947,716
IDEXX Laboratories, Inc.*	3,061	1,926,930
Incyte Corp.*	21,185	1,980,374
Insulet Corp.*	5,986	1,873,678
ResMed, Inc.	7,568	1,868,388
Stryker Corp.	5,165	1,839,980
Veeva Systems, Inc. Class A*	6,664	1,940,557
Waters Corp.*	5,612	1,961,955
West Pharmaceutical Services, Inc.	6,849	1,931,897
Total Health Care		22,795,390

Industrials - 17.7%
AMETEK, Inc.	10,490	2,120,134
Automatic Data Processing, Inc.	6,944	1,807,523
Axon Enterprise, Inc.*	2,572	1,883,295
Broadridge Financial Solutions, Inc.	8,449	1,862,160
Cummins, Inc.	4,686	2,050,968
Delta Air Lines, Inc.	33,557	1,925,501
Eaton Corp. PLC	5,164	1,970,376
Expeditors International of Washington, Inc.	16,261	1,982,216
Fastenal Co.	46,640	1,919,236
General Dynamics Corp.	5,601	1,931,785
HEICO Corp.	6,212	1,973,987
Howmet Aerospace, Inc.	9,658	1,989,065
Leidos Holdings, Inc.	10,338	1,969,079
Parker-Hannifin Corp.	2,531	1,956,033
Quanta Services, Inc.	4,417	1,983,807
Rollins, Inc.	34,641	1,995,668
Trane Technologies PLC	4,554	2,043,152
Uber Technologies, Inc.*	20,346	1,963,389
United Rentals, Inc.	2,217	1,931,406
Vertiv Holdings Co. Class A	10,188	1,964,858
Westinghouse Air Brake Technologies Corp.	9,807	2,004,943
Xylem, Inc.	12,901	1,946,116
Total Industrials		43,174,697

Information Technology - 26.4%
Advanced Micro Devices, Inc.*	7,525	1,927,303
Amphenol Corp. Class A	14,142	1,970,546
Apple, Inc.	7,218	1,951,531
Applied Materials, Inc.	8,529	1,988,110
AppLovin Corp. Class A*	3,098	1,974,448
Arista Networks, Inc.*	12,385	1,952,991
Autodesk, Inc.*	6,242	1,880,964
Broadcom, Inc.	5,206	1,924,294
Cadence Design Systems, Inc.*	5,689	1,926,807
Cisco Systems, Inc.	26,737	1,954,742
Datadog, Inc. Class A*	12,346	2,010,052

Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF (continued)

October 31, 2025 (unaudited)

Security Description	Shares	Value

COMMON STOCKS (continued)

Information Technology (continued)
Docusign, Inc.*	27,463	$2,008,644
First Solar, Inc.*	8,104	2,163,282
Fortinet, Inc.*	22,611	1,954,269
Gen Digital, Inc.	72,692	1,916,161
Intuit, Inc.	2,860	1,909,193
KLA Corp.	1,610	1,946,071
LAM Research Corp.	12,477	1,964,628
Micron Technology, Inc.	8,750	1,957,987
Microsoft Corp.	3,582	1,854,795
Monolithic Power Systems, Inc.	1,787	1,795,935
NVIDIA Corp.	9,658	1,955,648
Okta, Inc.*	21,740	1,989,862
Oracle Corp.	6,914	1,815,686
Palantir Technologies, Inc. Class A*	10,241	2,053,013
Palo Alto Networks, Inc.*	8,771	1,931,725
PTC, Inc.*	9,590	1,903,999
QUALCOMM, Inc.	10,725	1,940,153
ServiceNow, Inc.*	2,070	1,902,910
Strategy, Inc.*	6,821	1,838,328
Super Micro Computer, Inc.*	37,082	1,926,781
Workday, Inc. Class A*	8,195	1,966,144
Zoom Communications, Inc.*	22,872	1,995,125
Total Information Technology		64,152,127

Materials - 1.6%
Corteva, Inc.	30,596	1,879,818
Newmont Corp.	24,472	1,981,498
Total Materials		3,861,316

Real Estate - 1.5%
CoStar Group, Inc.*	24,819	1,707,796
Welltower, Inc.	10,805	1,956,137
Total Real Estate		3,663,933

Total Common Stocks
(Cost $218,101,685)		241,371,441

TOTAL INVESTMENTS - 99.2%
(Cost $218,101,685)		241,371,441
Other Assets in Excess of Liabilities - 0.8%		2,049,114
Net Assets - 100.0%		$243,420,555

*	Non-income producing security.

Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF (continued)

October 31, 2025 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$241,371,441	$—	$—	$241,371,441
Total	$241,371,441	$—	$—	$241,371,441